ORGANIZATION (Investment Capital Fund Group, LLC Series 20)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 30, 2014
Organization [Line Items]
ORGANIZATION AND NATURE OF BUSINESS ACTIVITY
NOTE 1 – ORGANIZATION and NATURE OF BUSINESS ACTIVITY

A. Organization

The Mint Leasing, Inc. (“Mint” or the “Company") was incorporated on May 19, 1999, in the State of Texas and commenced operations on that date.

Effective July 18, 2008, The Mint Leasing, Inc., a Texas corporation (“Mint Texas”), a privately held company, completed the Plan and Agreement of Merger between itself and The Mint Leasing, Inc. (formerly Legacy Communications Corporation) (“Mint Nevada”), and the two shareholders of Mint Texas, pursuant to which Mint Nevada acquired all of the issued and outstanding shares of capital stock of Mint Texas. In connection with the acquisition of Mint Texas described herein, Mint Nevada issued 70,650,000 shares of common stock and 2,000,000 shares of Series B Convertible Preferred stock to the selling stockholders. Consummation of the merger did not require a vote of the Mint Nevada shareholders. As a result of the acquisition, the shareholders of Mint Texas own a majority of the voting stock of Mint Nevada and Mint Texas is a wholly-owned subsidiary of Mint Nevada. No prior material relationship existed between the selling shareholders and Mint Nevada, any of its affiliates, or any of its directors or officers, or any associate of any of its officers or directors.

Upon completion of the July 18, 2008 transaction with Mint Nevada, Mint Texas ceased to be treated as an "S" Corporation for Income Tax purposes. In accordance with accounting guidance issued by the staff of the Securities and Exchange Commission (the “SEC”), the Company had included in its financial statements all of its undistributed earnings on that date as additional paid in capital. This is to assume constructive distribution to owners followed by a contribution to the capital of the Company.

B. Description of Business

Mint is a company in the business of leasing automobiles and fleet vehicles throughout the United States. Most of its customers are located in Texas and seven other states in the Southeast. Lease transactions are solicited and administered by the Company's sales force and staff. Mint's customers are comprised of brand-name automobile dealers that seek to provide leasing options to their customers and individuals, many of whom would otherwise not have the opportunity to acquire a new or late-model-year vehicle.

NOTE 1 – ORGANIZATION and NATURE OF BUSINESS ACTIVITY

A. Organization

The Mint Leasing, Inc. (“Mint” or the “Company") was incorporated on May 19, 1999, in the State of Texas and commenced operations on that date.

Effective July 18, 2008, The Mint Leasing, Inc., a Texas corporation (“Mint Texas”), a privately held company, completed the Plan and Agreement of Merger between itself and The Mint Leasing, Inc. (formerly Legacy Communications Corporation) (“Mint Nevada”), and the two shareholders of Mint Texas, pursuant to which Mint Nevada acquired all of the issued and outstanding shares of capital stock of Mint Texas. In connection with the acquisition of Mint Texas described herein, Mint Nevada issued 70,650,000 shares of common stock and 2,000,000 shares of Series B Convertible Preferred stock to the selling stockholders. Consummation of the merger did not require a vote of the Mint Nevada shareholders. As a result of the acquisition, the shareholders of Mint Texas own a majority of the voting stock of Mint Nevada and Mint Texas is a wholly-owned subsidiary of Mint Nevada. No prior material relationship existed between the selling shareholders and Mint Nevada, any of its affiliates, or any of its directors or officers, or any associate of any of its officers or directors.

Upon completion of the July 18, 2008 transaction with Mint Nevada, Mint Texas ceased to be treated as an "S" Corporation for Income Tax purposes. In accordance with accounting guidance issued by the staff of the Securities and Exchange Commission (the “SEC”), the Company had included in its financial statements all of its undistributed earnings on that date as additional paid in capital. This is to assume constructive distribution to owners followed by a contribution to the capital of the Company.

B. Description of Business

Mint is a company in the business of leasing automobiles and fleet vehicles throughout the United States. Most of its customers are located in Texas and seven other states in the Southeast. Lease transactions are solicited and administered by the Company's sales force and staff. Mint's customers are comprised of brand-name automobile dealers that seek to provide leasing options to their customers and individuals, many of whom would otherwise not have the opportunity to acquire a new or late-model-year vehicle.

Investment Capital Fund Group, LLC Series 20 [Member]
Organization [Line Items]
ORGANIZATION AND NATURE OF BUSINESS ACTIVITY			1. ORGANIZATION Investment Capital Fund Group Series, LLC Series 20 (the Company) is a 1 member Delaware Limited with 100,000 units owned by Investment Capital Fund Group LLC.